3. Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Financial Instruments

3.1.	Financial Instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity

Financial assets are recognized when the Group becomes party to the contractual provisions of the instrument. Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire or the Group transfers the contractual rights to receive the cash flows of the financial asset.

Foreign currency transactions

3.2.	Foreign currency transactions

Foreign currency transactions are initially recognized at the exchange rate of the corresponding currencies at the date the transaction qualifies for recognition.

Assets and liabilities denominated in foreign currencies are translated into Brazilian Reais, using the spot exchange rate at the end of each reporting period. Gains or losses on changes in exchange rate variations are recognized as financial income or expense.

Classification of assets and liabilities as current and non-current
3.3.	Classification of assets and liabilities as current and non-current
The Group presents assets and liabilities in the statement of financial position based on current/non-current classification.
Foreign operations

3.4.	Foreign operations

For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency.

On consolidation, the financial statements of foreign operations are translated into Brazilian Reais, as follows:

•	Assets and liabilities, including goodwill, are translated into Brazilian Reais at the exchange rate prevailing at the reporting date.

•	The statements of operation are translated into Brazilian Reais using the average rate for the period except when significant fluctuations in the exchange rate occurs, in which case, the rate at the transaction date is used.

•	Equity accounts are maintained at the historical balance in Reais.

The exchange rate differences arising from the translation are recognized in other comprehensive income (“OCI”). When a foreign operation is disposed of, the component of OCI related to that particular foreign operation is reclassified to profit or loss.

Hyperinflation

3.5.	Hyperinflation

Starting from September 2018, Argentina has been considered a hyperinflationary economy. As per IAS 29 – Financial Reporting in Hyperinflationary Economies, the non-monetary assets and liabilities, equity items and the statement of operation of the indirect subsidiary Libertad, headquartered in Argentina, a direct subsidiary of Éxito, whose functional currency is the Argentinean peso, are being adjusted so that amounts are reported in the monetary measurement unit at the end of the reporting period. This unit, considers the effects measured by the Consumer Price Index (“IPC”) in Argentina starting January 1, 2017 and Argentina’s Domestic Retail Price Index (“IPIM”) up to December 31, 2016. Consequently, as required by IAS 29, the operating results of the indirect subsidiary Libertad must be considered as highly inflationary starting from September 1, 2018 (start of the period in which a hyperinflationary scenario was identified).

Accounting for equity interests at cost deriving from corporate restructuring under common control

3.6.	Accounting for equity interests at cost deriving from corporate restructuring under common control

For certain restructuring transactions that occurred in previous years, the Group recorded, at historical cost, the interests deriving from corporate restructuring under common control without economic substance. The difference between the historical cost and the acquiring value was recorded as shareholders’ equity, when the interest acquired is from companies under common control. Such transactions are not in the scope of IFRS 3.